12. FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 225	$ 241	$ 31	$ 69
Banks
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	57	83
Investment funds
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	4	0
Time deposits
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 164	$ 158